INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORY
Raw materials	$ 11,852	$ 7,950	$ 7,645
Work in process	45	0	34
Finished goods	2,839	1,983	2,739
Total inventory	$ 14,736	$ 9,933	$ 10,418